UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2020

Date of reporting period:  December 31, 2019

Item 1. Schedule of Investments.

CSC Small Cap Value Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.7%
Consumer Discretionary - 13.8%
Apex Global Brands *(a)	78,989	$51,137
Apex Global Brands *	237,143	184,972
Carrols Restaurant Group *	210,000	1,480,500
E.W. Scripps, Class A	470,000	7,383,700
Liberty TripAdvisor Holdings *	467,600	3,436,860
Qurate Retail *	418,600	3,528,798
TEGNA	163,100	2,722,139
		18,788,106
Consumer Staples - 2.6%
Spectrum Brands Holdings	55,700	3,580,953

Energy - 2.1%
NOW *	250,100	2,811,124

Financial Services - 7.4%
Equity Commonwealth - REIT	50,000	1,641,500
Hallmark Financial Services *	233,699	4,106,091
INTL FCStone *	87,400	4,267,742
		10,015,333
Health Care - 9.1%
Avanos Medical *	62,800	2,116,360
Capital Senior Living *	677,059	2,092,112
Patterson Companies	231,239	4,735,775
Phibro Animal Health	140,000	3,476,200
		12,420,447
Materials & Processing - 14.0%
American Vanguard	144,600	2,815,362
Compass Minerals International	135,500	8,260,080
GCP Applied Technologies *	100,000	2,271,000
Mueller Water Products	136,800	1,638,864
UFP Technologies *	81,300	4,033,293
		19,018,599
Producer Durables - 20.9%
Actuant, Class A	113,900	2,964,817
Colfax *	190,000	6,912,200
CSW Industrials	20,000	1,540,000
GP Strategies *	450,000	5,953,500
Heritage-Crystal Clean *	140,000	4,391,800
Macquarie Infrastructure	109,800	4,703,832
Standex International	25,000	1,983,750
		28,449,899

Technology - 21.8%
Avid Technology *	390,046	3,346,595
CommVault Systems *	74,000	3,303,360
Great Elm Capital Group *	900,000	3,006,000
LogMeIn	42,300	3,626,802
Millicom International Cellular	150,000	7,234,500
ViaSat *	80,000	5,855,600
Yelp *	94,300	3,284,469
		29,657,326
Total Common Stocks
(Cost $105,702,388)		124,741,787
	Par

SUBORDINATED NOTES - 3.4%
Consumer Discretionary - 3.4%
Apex Global Brands
10.66%, (3 month LIBOR + 8.75%), 11/02/2021 (b) (c)	$5,142,857	4,628,572
TOTAL SUBORDINATED NOTES		4,628,572
(Cost $4,940,204)

	Shares
WARRANTS 0.0%
Consumer Discretionary - 0.0%
Apex Global Brands (Expires 08/11/24, Exercise Price $12.66) * (b)	19,747	–
Apex Global Brands (Expires 12/07/24, Exercise Price $6.75) * (b)	59,259	–
Total Warrants
(Cost $446,040)		–

SHORT-TERM INVESTMENT - 4.7%
The Government TaxAdvantage Portfolio, Institutional Class, 1.47% ^
Total Short-Term Investment	6,464,304	6,464,304
(Cost $6,464,304)

Total Investments - 99.8%
(Cost $117,552,936)		135,834,663
Other Assets and Liabilities, Net - 0.2%		221,084
Total Net Assets - 100.0%		$136,055,747

*	Non-income producing security.
(a)
Security is restricted from resale and considred illquid. Restricted securities have been fair valued in accordance with procedures approved by the Board of Trustees and have a total fair value of $51,137, which represents less than 0.1% of net assets. Information concerning the restricted and illquid security is as follows:

	Security	Shares	Date Acquired	Cost Basis
	Apex Global Brands - Common Stock	78,989	8/2017	$828,794

(b)
Security is considered illiquid and is categorized in Level 2 of the fair value heirarchy. These Level 2 illiquid securities have a total fair value $4,628,572, which represents 3.4% of total net assets.  Information concerning the illiquid securities is as follows:

	Security	Par/Shares	Dates Acquired	Cost Basis
	Apex Global Brands Notes	$5,142,857	8/2018	$4,940,204
	Apex Global Brands - Warrant (08/11/24)	19,747	8/2017	$171,207
	Apex Global Brands - Warrant (12/07/24)	59,259	12/2017	$274,833

(c)	Variable rate security. The rate shown is the rate in effect as of December 31, 2019.
^	The rate of shown is the annualized seven day effective yield as of December 31, 2019.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes of valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similiar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similiar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securitites as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$124,690,650	$-	$51,137	$124,741,787
Subordinated Notes	-	4,628,572	-	4,628,572
Warrants	-	-	-	-
Short-Term Investment	6,464,304	-	-	6,464,304
Total Investments in Securities	$131,154,954	$4,628,572	$51,137	$135,834,663

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of September 30, 2019	$96,375
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation/depreciation	(45,238)
Net sales	-
Transfers into and/or out of Level 3	-
Balance as of December 31, 2019	$51,137
Change in unrealized appreciation/depreciation during the period for Level 3 investments held at as of December 31, 2019	$(45,238)

The Level 3 investments as of December 31, 2019 represented less than 0.1% of the Fund's net assets. Refer to the Schedule of Investments for further information on the classification of investments.

The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments as of December 31, 2019:

Type of Security	Fair Value as of December 31, 2019	Valuation Technique	Unobservable Input	Range/Weighted Average
Common Stocks	$51,137	Consensus pricing	Discount for lack of marketability	17%

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)   /s/ Brian R. Wiedmeyer
                                          Brian R. Wiedmeyer, President

Date   February 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   February 26, 2020

By (Signature and Title)  /s/ Benjamin J. Eirich
                                         Benjamin J. Eirich, Treasurer

Date   February 26, 2020